Business Combinations - Schedule of Total Consideration is Summarized (Details) - Sunder Energy LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Mar. 29, 2026	Dec. 29, 2024
Consideration
Cash	$ 20,689
Common stock issued, value	5,700		$ 16,493
Deferred Ambia Consideration Shares (Classified within Deferred consideration, current)			16,879
Classified within Deferred consideration, current with related party	5,700
Classified within Deferred consideration, noncurrent with related party	5,700
Fair value of total consideration	57,789	$ 33,372	$ 33,372
Seller note [Member]
Consideration
Seller note	$ 20,000